REDEEMABLE NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2018
REDEEMABLE NON-CONTROLLING INTERESTS
Schedule of redeemable non-controlling interest

	2017	2018
	RMB	RMB
Balance at beginning of year	—	228,230
Addition	228,230	—
Share-based compensation	—	7,911
Net loss attributable to mezzanine equity holders	—	(10,496)
Balance at end of year	228,230	225,645